Summary of Significant Accounting Policies (Details) - Schedule of Increase to the Deferred Tax Liability $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
As Originally Reported [Member]
Schedule of Increase to the Deferred Tax Liability [Line Items]
Current assets	$ 121,318
Property and equipment	3,554
Total assets	375,984
Current liabilities	105,341
Deferred tax liability	3,867
Total liabilities	170,381
Accumulated deficit	(19,056)
Total liabilities and stockholders’ equity	375,984
Adjustments [Member]
Schedule of Increase to the Deferred Tax Liability [Line Items]
Current assets	6,577
Property and equipment	1,031
Total assets	7,608
Current liabilities	18,320
Deferred tax liability	4,540
Total liabilities	22,860
Accumulated deficit	(15,252)
Total liabilities and stockholders’ equity	7,608
As Restated [Member]
Schedule of Increase to the Deferred Tax Liability [Line Items]
Current assets	127,895
Property and equipment	4,585
Total assets	383,592
Current liabilities	123,661
Deferred tax liability	8,407
Total liabilities	193,241
Accumulated deficit	(34,308)
Total liabilities and stockholders’ equity	$ 383,592